Portfolio of Investments September 30, 2024
JCE
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.1%
X 248,058,056 COMMON STOCKS - 98 .1 % X 248,058,056
AUTOMOBILES & COMPONENTS - 0.7%
7,140 (a) Tesla Inc $ 1,868,038
TOTAL AUTOMOBILES & COMPONENTS 1,868,038
BANKS - 3.2%
49,095 Bank of America Corp 1,948,090
30,600 Citigroup Inc 1,915,560
8,940 JPMorgan Chase & Co 1,885,088
40,350 Wells Fargo & Co 2,279,372
TOTAL BANKS 8,028,110
CAPITAL GOODS - 4.8%
25,790 Flowserve Corp 1,333,085
670 Fortive Corp 52,883
3,770 Lockheed Martin Corp 2,203,791
3,380 Northrop Grumman Corp 1,784,877
2,140 Parker-Hannifin Corp 1,352,095
17,870 RTX Corp 2,165,129
5,290 Trane Technologies PLC 2,056,382
11,500 Vertiv Holdings Co, Class A 1,144,135
TOTAL CAPITAL GOODS 12,092,377
COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
1,760 Cintas Corp 362,349
10,580 Leidos Holdings Inc 1,724,540
25,540 Rollins Inc 1,291,813
12,200 Veralto Corp 1,364,692
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,743,394
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.5%
56,340 (a) Amazon.com Inc 10,497,832
68,720 (a) Coupang Inc 1,687,076
4,430 Home Depot Inc/The 1,795,036
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 13,979,944
CONSUMER SERVICES - 2.7%
550 Booking Holdings Inc 2,316,666
29,430 (a) Chipotle Mexican Grill Inc 1,695,757
22,000 H&R Block Inc 1,398,100
3,280 Wingstop Inc 1,364,742
TOTAL CONSUMER SERVICES 6,775,265
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.6%
540 Costco Wholesale Corp 478,721
26,310 Kroger Co/The 1,507,563
20,420 (a) US Foods Holding Corp 1,255,830
42,387 Walmart Inc 3,422,750
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 6,664,864
ENERGY - 3.3%
119 Chevron Corp 17,525
19,250 Civitas Resources Inc 975,398
17,630 ConocoPhillips 1,856,086
10,430 Exxon Mobil Corp 1,222,605
27,440 HF Sinclair Corp 1,223,001
5,350 Ovintiv Inc 204,958
91,550 Permian Resources Corp 1,245,995
11,180 Phillips 66 1,469,611
TOTAL ENERGY 8,215,179
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
8,720 Digital Realty Trust Inc 1,411,157
28,590 Ventas Inc 1,833,477
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,244,634

Portfolio of Investments September 30, 2024
(continued)
JCE

SHARES DESCRIPTION   VALUE
FINANCIAL SERVICES - 9.2%
13,230 (a) Berkshire Hathaway Inc, Class B $ 6,089,240
15,220 (a) Block Inc 1,021,718
8,060 CME Group Inc 1,778,439
44,530 Corebridge Financial Inc 1,298,495
11,780 Intercontinental Exchange Inc 1,892,339
33,230 Janus Henderson Group PLC 1,265,066
1,631 Mastercard Inc, Class A 805,388
2,230 MSCI Inc 1,299,934
25,670 (a) PayPal Holdings Inc 2,003,030
65,210 (a) Robinhood Markets Inc, Class A 1,527,218
1,950 S&P Global Inc 1,007,409
12,260 Visa Inc, Class A 3,370,887
TOTAL FINANCIAL SERVICES 23,359,163
FOOD, BEVERAGE & TOBACCO - 0.9%
1,040 Coca-Cola Co/The 74,734
960 Coca-Cola Consolidated Inc 1,263,744
1,510 PepsiCo Inc 256,776
5,890 Philip Morris International Inc 715,046
TOTAL FOOD, BEVERAGE & TOBACCO 2,310,300
HEALTH CARE EQUIPMENT & SERVICES - 6.0%
19,690 Abbott Laboratories 2,244,857
22,770 (a) Boston Scientific Corp 1,908,126
12,940 Cardinal Health Inc 1,430,129
19,390 (a) Centene Corp 1,459,679
27,440 CVS Health Corp 1,725,427
4,570 Humana Inc 1,447,502
2,890 (a) IDEXX Laboratories Inc 1,460,086
22,400 Medtronic PLC 2,016,672
2,600 UnitedHealth Group Inc 1,520,168
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,212,646
HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
23,710 (a) BellRing Brands Inc 1,439,671
16,470 Colgate-Palmolive Co 1,709,751
4,670 Procter & Gamble Co/The 808,844
13,340 Spectrum Brands Holdings Inc 1,269,167
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,227,433
INSURANCE - 2.6%
8,100 Allstate Corp/The 1,536,165
8,870 Marsh & McLennan Cos Inc 1,978,808
6,290 Progressive Corp/The 1,596,151
4,900 Willis Towers Watson PLC 1,443,197
TOTAL INSURANCE 6,554,321
MATERIALS - 0.7%
6,390 Ecolab Inc 1,631,559
TOTAL MATERIALS 1,631,559
MEDIA & ENTERTAINMENT - 9.7%
29,870 Alphabet Inc, Class A 4,953,940
34,900 Alphabet Inc, Class C 5,834,931
43,200 Comcast Corp, Class A 1,804,464
13,150 Meta Platforms Inc 7,527,586
4,230 (a) Netflix Inc 3,000,212
3,950 (a) Spotify Technology SA 1,455,693
TOTAL MEDIA & ENTERTAINMENT 24,576,826
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
1,830 AbbVie Inc 361,388
1,070 (a) Biogen Inc 207,409
34,890 Bristol-Myers Squibb Co 1,805,209
2,950 Eli Lilly & Co 2,613,523
47,300 (a) Exelixis Inc 1,227,435
24,950 Gilead Sciences Inc 2,091,808

SHARES DESCRIPTION   VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
21,459 Johnson & Johnson $ 3,477,645
23,991 Merck & Co Inc 2,724,418
54,670 Pfizer Inc 1,582,150
4,003 Thermo Fisher Scientific Inc 2,476,136
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 18,567,121
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.8%
2,170 (a) Advanced Micro Devices Inc 356,054
19,190 Broadcom Inc 3,310,275
2,280 KLA Corp 1,765,655
139,580 NVIDIA Corp 16,950,595
13,970 QUALCOMM Inc 2,375,598
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 24,758,177
SOFTWARE & SERVICES - 12.1%
5,190 (a) Adobe Inc 2,687,278
20,680 (a) Dynatrace Inc 1,105,760
19,330 (a) Fortinet Inc 1,499,041
3,360 Intuit Inc 2,086,560
1,570 (a) Kyndryl Holdings Inc 36,079
41,995 Microsoft Corp 18,070,448
5,111 Salesforce Inc 1,398,932
19,980 (a) Twilio Inc, Class A 1,303,096
5,760 (a) VeriSign Inc 1,094,170
20,160 (a) Zoom Video Communications Inc, Class A 1,405,958
TOTAL SOFTWARE & SERVICES 30,687,322
TECHNOLOGY HARDWARE & EQUIPMENT - 9.6%
82,958 Apple Inc 19,329,214
4,830 (a) Arista Networks Inc 1,853,851
11,820 Jabil Inc 1,416,391
5,580 TD SYNNEX Corp 670,046
14,570 (a) Trimble Inc 904,651
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 24,174,153
TRANSPORTATION - 0.6%
34,480 (a) Alaska Air Group Inc 1,558,841
TOTAL TRANSPORTATION 1,558,841
UTILITIES - 1.5%
8,380 Duke Energy Corp 966,214
23,230 Evergy Inc 1,440,492
35,060 Exelon Corp 1,421,683
TOTAL UTILITIES 3,828,389
TOTAL COMMON STOCKS
(Cost $172,666,601) 248,058,056
SHARES DESCRIPTION VALUE
X 5,081,784 EXCHANGE-TRADED FUNDS - 2 .0 % X 5,081,784
8,810 iShares Core S&P 500 ETF $ 5,081,784
TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,390,501) 5,081,784
TYPE DESCRIPTION(b)
NUMBER OF
CONTRACTS
NOTIONAL
AMOUNT (c)
EXERCISE
PRICE
EXPIRATION
DATE VALUE
OPTIONS PURCHASED - 0 .0%
Call Chicago Board Options
Exchange SPX Volatility Index
25 $ 100,000 $ 40 12/18/24 1,863
Put Chicago Board Options
Exchange SPX Volatility Index
50 70,000 14 10/16/24 100
TOTAL OPTIONS PURCHASED
(Cost $2,656) 75 $ 170,000 1,963
TOTAL LONG-TERM INVESTMENTS
(Cost $177,059,758) 253,141,803

Portfolio of Investments September 30, 2024
(continued)
JCE

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.4%
X 5,936,135 REPURCHASE AGREEMENTS - 2 .4 % X 5,936,135
$ 5,936,135 (d) Fixed Income Clearing Corporation 1 .520% 10/01/24 $ 5,936,135
TOTAL REPURCHASE AGREEMENTS
(Cost $5,936,135) 5,936,135
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,936,135) 5,936,135
TOTAL INVESTMENTS - 102 .5%
(Cost $ 182,995,893 ) 259,077,938
OTHER ASSETS & LIABILITIES, NET -  (2.5)% (6,240,570)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 252,837,368
Options Written
Type Description (b)
Number of
Contracts
Notional
Amount (c)
Exercise
Price Expiration Date Value
Call S&P 500 Index (10) $ (5,650,000) $ 5,650 10/18/24 $ (148,450)
Call S&P 500 Index (75) (42,750,000) 5,700 10/18/24 (821,250)
Call S&P 500 Index (35) (20,300,000) 5,800 10/18/24 (163,800)
Call S&P 500 Index (20) (11,800,000) 5,900 10/31/24 (54,300)
Total Options Written (premiums received $399,586) (140) $(80,500,000) $(1,187,800)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 248,058,056 $ – $ – $ 248,058,056
Exchange-Traded Funds 5,081,784 – – 5,081,784
Options Purchased 1,963 – – 1,963
Short-Term Investments:
Repurchase Agreements – 5,936,135 – 5,936,135
Investments in Derivatives:
Options Written (1,187,800) – – (1,187,800)
Total
$ 251,954,003 $ 5,936,135 $ – $ 257,890,138

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Exchange-traded, unless otherwise noted.
(c) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
(d) Agreement with Fixed Income Clearing Corporation, 1.520% dated 9/30/24 to be repurchased at $5,936,386 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 3.500% and maturity date 9/30/26, valued at $6,055,008.
ETF Exchange-Traded Fund
S&P Standard & Poor's